Post-retirement benefits - Summary of total expense recognised in the income statement (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [Line Items]
Current employer service cost for defined benefit plans	$ (83)	$ (79)	$ (143)
Past service (cost)/credit	(12)	87	0
Net interest on net defined benefit liability	(32)	(21)	(36)
Non-investment expenses paid from the plans	(20)	(20)	(13)
Total defined benefit expense	(147)	(33)	(192)
Current employer service cost for defined contribution and industry-wide plans	(458)	(416)	(367)
Total expense recognised in the income statement	(605)	$ (449)	$ (559)
Pension benefits
Disclosure of net defined benefit liability (asset) [Line Items]
Current employer service cost for defined benefit plans	(80)
Past service (cost)/credit	(9)
Net interest on net defined benefit liability	(2)
Non-investment expenses paid from the plans	(20)
Total defined benefit expense	(111)
Current employer service cost for defined contribution and industry-wide plans	(455)
Total expense recognised in the income statement	(566)
Other benefits
Disclosure of net defined benefit liability (asset) [Line Items]
Current employer service cost for defined benefit plans	(3)
Past service (cost)/credit	(3)
Net interest on net defined benefit liability	(30)
Non-investment expenses paid from the plans	0
Total defined benefit expense	(36)
Current employer service cost for defined contribution and industry-wide plans	(3)
Total expense recognised in the income statement	$ (39)